Label	Element	Value
Invesco International Diversified Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco International Diversified Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
1.	The following information replaces the list of Underlying Funds under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses, and any and all references to the term “underlying funds” in the Summary and Statutory Prospectuses refer to the following:

◾	Invesco Developing Markets Fund

◾	Invesco EQV Emerging Markets All Cap Fund (to be renamed Invesco Emerging Markets ex‐China Fund effective on or about August 22, 2025)

◾	Invesco EQV International Equity Fund

◾	Invesco EQV International Small Company Fund (to be renamed Invesco International Small Company Fund effective on or about August 22, 2025)

◾	Invesco International Small-Mid Company Fund

◾	Invesco Oppenheimer International Growth Fund (to be renamed Invesco International Growth Fund effective on or about August 22, 2025)
◾	Invesco International Growth Focus ETF
◾	Invesco International Value Fund (effective on or about August 22, 2025)

2.	The following information replaces the first two sentences of the first paragraph under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses and the first two sentences of the second paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:

The Fund is a special type of mutual fund known as a “fund of funds” because it primarily invests in underlying open-end funds advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs) advised by Invesco Capital Management LLC (Invesco Capital). Those funds are referred to as the “underlying funds.” Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY AND STATUTORY PROSPECTUSES FOR:

Invesco International Diversified Fund

(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and retain it for future reference.

Certain of the Underlying Funds in which the Fund invests are undergoing name and/or investment process changes, effective as further described below. In addition, the Fund is adding Invesco International Growth Focus ETF (effective June 23, 2025) and Invesco International Value Fund (effective on or about August 22, 2025) as Underlying Funds in which the Fund may invest.